Property, Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Property, plant and equipment, net [Abstract]
Schedule of Property, Plant and Equipment, Net

At June 30, 2025 and 2024, property, plant and equipment consisted of the following:

	As of June 30,
	2025	2024
Motor vehicles	204,587	205,680
Furniture and fixtures	17,345	17,437
Computer equipment	22,665	17,101
Leasehold improvements	42,710	42,938
	287,307	283,156
Accumulated depreciation	(217,623)	(175,818)
Property, plant and equipment, net of accumulated depreciation	$69,684	$107,338